Bullion	12 Months Ended
Dec. 31, 2023
Disclosure Of Bullion [Abstract]
Bullion

9. Bullion
The Company purchases gold and silver bullion from a bullion bank as part of its liquidity management program. The Company did not hold bullion during 2022.
Bullion held by the Company was comprised of the following:

	Cost	Fair value
	December 31, 2023	December 31, 2023
Gold bullion	$5,535	$5,743
Silver bullion	13,139	13,448
	$18,674	$19,191
The Company records bullion at fair value with gains of $0.6 million included in other expense for the year ended December 31, 2023.